Additional information about share-based payment arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Share-based payments	$ 91	$ 169	$ 136
Consultants [Member]
Statement [Line Items]
Share-based payments	22	55	30
Directors and officers [Member]
Statement [Line Items]
Share-based payments	53	88	85
Employees [Member]
Statement [Line Items]
Share-based payments	$ 16	$ 26	$ 21